Note 6 - Other Real Estate Owned (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 6 - Other Real Estate Owned (Details) [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	$ 3,686,000	$ 5,249,000
Proceeds from Sale of Other Real Estate	1,168,000	3,076,000
Sale of Property Loans to Facilitate Sale of Property Gross	1,453,000	2,150,000
Deferred Gain On Sale of Real Estate Acquired in Settlement of Loans	(337,000)	66,000
Increase (Decrease) in Deferred Revenue	337,000	(66,000)
Impairment of Real Estate	6,000	75,000
Real Estate Owned, Valuation Allowance	121,000	234,000
Construction and Land Development [Member]
Note 6 - Other Real Estate Owned (Details) [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	2,777,000	3,421,000
Loans Made to Facilitate Sale of Property [Member]
Note 6 - Other Real Estate Owned (Details) [Line Items]
Proceeds from Sale of Other Real Estate	1,557,000	2,285,000
Gross Amount [Member]
Note 6 - Other Real Estate Owned (Details) [Line Items]
Proceeds from Sale of Other Real Estate	$ 2,622,000	$ 5,226,000